Taxation (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liability	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Net operating loss carried forward	¥ 10,843,551	$ 1,530,991	¥ 1,750,257
Bad debt provision	3,801,660	536,753	96,568
Impairment charges	963,398	136,021
Lease liability	818,974	115,630
Less: Valuation allowance	(12,738,069)	(1,798,476)	(1,825,262)	$ (257,707)	¥ (1,625,548)
Deferred tax assets, net of valuation allowance	3,689,514	520,919	21,563
Deferred tax liabilities:
Right of use assets	(760,806)	(107,418)
Total deferred tax liabilities	(760,806)	(107,418)
Total deferred tax assets, net	¥ 2,928,708	$ 413,501	¥ 21,563